Guarantor and Non-Guarantor Supplemental Financial Information (Condensed Consolidating Balance Sheet) (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Nov. 16, 2012
Assets
Current assets	$ 193,324,000	$ 322,003,000		$ 75,273,000
Property and equipment, net	51,877,000	35,818,000		30,206,000
Subscriber acquisition costs, net	530,980,000	288,316,000		12,753,000
Deferred financing costs, net	54,602,000	59,375,000		57,322,000
Intangible assets, net	740,246,000	840,714,000		1,053,019,000
Goodwill	842,665,000	836,318,000		876,642,000
Restricted cash	14,214,000	14,214,000		28,428,000
Long-term investments and other assets	9,874,000	27,676,000		21,705,000
Total Assets	2,437,782,000	2,424,434,000	2,291,541,000	2,155,348,000
Liabilities and Stockholders' Equity
Current liabilities	252,512,000	134,222,000		108,107,000
Notes payable and revolving line of credit, net of current portion	1,863,413,000	1,762,049,000		1,333,000,000	1,305,000,000
Capital lease obligations, net of current portion	8,961,000	6,268,000		4,768,000
Deferred revenue, net of current portion	32,294,000	18,533,000		708,000
Other long-term obligations	9,121,000	3,905,000		2,257,000
Deferred income tax liability	9,884,000	9,214,000		27,229,000
Total equity	261,597,000	490,243,000		679,279,000
Total liabilities and stockholders' equity	2,437,782,000	2,424,434,000		2,155,348,000
Eliminations [Member]
Assets
Current assets	(40,142,000)	(24,137,000)		(10,927,000)
Investment in subsidiaries	(2,348,858,000)	(2,443,708,000)		(2,645,861,000)
Intercompany receivable	(59,324,000)	(44,658,000)		(51,754,000)
Total Assets	(2,448,324,000)	(2,512,503,000)		(2,708,542,000)
Liabilities and Stockholders' Equity
Current liabilities	(40,142,000)	(24,137,000)		(10,927,000)
Intercompany payable	(59,324,000)	(44,658,000)		(51,754,000)
Total equity	(2,348,858,000)	(2,443,708,000)		(2,645,861,000)
Total liabilities and stockholders' equity	(2,448,324,000)	(2,512,503,000)		(2,708,542,000)
Parent [Member]
Assets
Investment in subsidiaries		490,243,000		679,279,000
Total Assets		490,243,000		679,279,000
Liabilities and Stockholders' Equity
Total equity		490,243,000		679,279,000
Total liabilities and stockholders' equity		490,243,000		679,279,000
APX Group, Inc. [Member]
Assets
Current assets	29,821,000	249,209,000		220,000
Deferred financing costs, net	54,602,000	59,375,000		57,322,000
Investment in subsidiaries	2,087,261,000	1,953,465,000		1,966,582,000
Long-term investments and other assets		(302,000)
Total Assets	2,171,684,000	2,261,747,000		2,024,124,000
Liabilities and Stockholders' Equity
Current liabilities	46,781,000	9,561,000		11,845,000
Notes payable and revolving line of credit, net of current portion	1,863,413,000	1,762,049,000		1,333,000,000
Deferred income tax liability	(107,000)	(106,000)
Total equity	261,597,000	490,243,000		679,279,000
Total liabilities and stockholders' equity	2,171,684,000	2,261,747,000		2,024,124,000
Guarantor Subsidiaries [Member]
Assets
Current assets	172,094,000	89,768,000		79,469,000
Property and equipment, net	51,283,000	35,218,000		29,415,000
Subscriber acquisition costs, net	483,723,000	262,064,000		11,518,000
Intercompany receivable	59,324,000	44,658,000		51,754,000
Intangible assets, net	677,141,000	764,296,000		955,291,000
Goodwill	811,947,000	804,041,000		842,136,000
Restricted cash	14,214,000	14,214,000		28,428,000
Long-term investments and other assets	9,858,000	27,954,000		21,676,000
Total Assets	2,279,584,000	2,042,213,000		2,019,687,000
Liabilities and Stockholders' Equity
Current liabilities	193,642,000	117,544,000		91,311,000
Capital lease obligations, net of current portion	8,950,000	6,268,000		4,768,000
Deferred revenue, net of current portion	29,149,000	16,676,000		659,000
Other long-term obligations	8,742,000	3,559,000		2,096,000
Deferred income tax liability	1,396,000	289,000		16,519,000
Total equity	2,037,705,000	1,897,877,000		1,904,334,000
Total liabilities and stockholders' equity	2,279,584,000	2,042,213,000		2,019,687,000
Non-Guarantor Subsidiaries [Member]
Assets
Current assets	31,551,000	7,163,000		6,511,000
Property and equipment, net	594,000	600,000		791,000
Subscriber acquisition costs, net	47,257,000	26,252,000		1,235,000
Intangible assets, net	63,105,000	76,418,000		97,728,000
Goodwill	30,718,000	32,277,000		34,506,000
Long-term investments and other assets	16,000	24,000		29,000
Total Assets	173,241,000	142,734,000		140,800,000
Liabilities and Stockholders' Equity
Current liabilities	52,231,000	31,254,000		15,878,000
Intercompany payable	59,324,000	44,658,000		51,754,000
Capital lease obligations, net of current portion	11,000
Deferred revenue, net of current portion	3,145,000	1,857,000		49,000
Other long-term obligations	379,000	346,000		161,000
Deferred income tax liability	8,595,000	9,031,000		10,710,000
Total equity	49,556,000	55,588,000		62,248,000
Total liabilities and stockholders' equity	173,241,000	142,734,000		140,800,000
Parent [Member]
Assets
Investment in subsidiaries	261,597,000
Total Assets	261,597,000
Liabilities and Stockholders' Equity
Total equity	261,597,000
Total liabilities and stockholders' equity	$ 261,597,000